Sale of Management & Consolidation/Deconsolidation of Navios Containers (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	11 Months Ended	12 Months Ended
	Aug. 30, 2019	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding			13,360,356	12,843,414	12,038,647
Proceeds from sale of business	$ 20,000		$ 3,000	$ 0	$ 0
Fair value of Navios Holdings’ interest		$ 6,269
Loss on loss of control			$ (61,741)	$ 58,313	$ 0
Fair value of Navios Containers’ outstanding shares		$ 171,743
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Common stock shares outstanding	1,263,276
Closing price of the common stock	$ 2
Gain/ (loss) on revaluation of retained investment	$ (3,742)
Fair value of investment	2,527
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 57,999
Discount rate
Subsidiary or Equity Method Investee [Line Items]
Weighted average cost of capital		0.0895
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Date of conversion into a limited partnership			Nov. 30, 2018
Common stock shares outstanding		34,603,100
Closing price of the common stock		$ 4.96
Ownership by Noncontrolling interest		96.30%
Cash and restricted cash		$ 24,400
Navios Containers | Minimum
Subsidiary or Equity Method Investee [Line Items]
Percentage of outstanding common units holders’ vote required to remove the general partner			75.00%
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Interest percentage of Navios Holdings		3.70%
Carrying value of Navios Holdings' interest		$ 6,078
Gain on obtaining control		$ 191